Summary of Significant Accounting Policies (Details) - Schedule of receivables and contract liabilities from contracts with customers - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule of receivables and contract liabilities from contracts with customers [Abstract]
Trade receivable(included in accounts receivable, net)	$ 16,736,495	$ 13,423,728
Contract liabilities (included in accrued expenses)	$ 2,036,406	$ 1,470,217